Reconciliation of Financial Statements to Form 5500 - Reconciliation of Master Trust A Net Assets Available for Benefit (Details) - EBP Hourly DPS Plan - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value	$ 834,255	$ 768,085
Total investments	963,882	922,564
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,275)	(10,833)
Plan’s interest in Master Trust A at fair value per the Form 5500	998,669	951,264
Master Trust
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value	834,255
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value	129,627
Total investments	963,882
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,275)
Plan’s interest in Master Trust A at fair value per the Form 5500	$ 958,607
Master Trust A
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Plan’s interest in Master Trust A at fair value		348,056
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value		154,479
Total investments		502,535
Adjustment from contract value to fair value for fully benefit-responsive investment contracts		(10,833)
Plan’s interest in Master Trust A at fair value per the Form 5500		$ 491,702